Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
8-K	INGRAM MICRO HOLDING CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42384
Entity Tax Identification Number	86-2249729
Entity Address, Address Line One	3351 Michelson Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	714
Local Phone Number	566-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	INGM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001897762